Operating Segments - Schedule of Reporting on Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	$ 2,757,511	$ 2,620,903	$ 2,572,357
Inter-segment revenues
Total revenues	2,757,511	2,620,903	2,572,357
Depreciation and amortization	115,495	121,189	115,308
Segment operating income	278,834	249,845	287,265
Unallocated corporate expenses	(8,313)	(10,477)	(10,625)
Total operating income	270,521	239,368	276,640
Financial expenses, net	(22,143)	(28,334)	(19,930)
Group’s share of profits of companies accounted for at equity, net	2,077	773	(1,808)
Taxes on income	(56,665)	(46,075)	(55,235)
Net income	193,790	165,732	199,667
Matrix [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	1,500,863	1,416,283	1,388,508
Inter-segment revenues	7,597	3,579	4,310
Total revenues	1,508,460	1,419,862	1,392,818
Depreciation and amortization	50,496	55,230	48,288
Segment operating income	121,665	106,831	149,298
Sapiens [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	542,380	514,584	474,736
Inter-segment revenues
Total revenues	542,380	514,584	474,736
Depreciation and amortization	25,823	30,147	33,050
Segment operating income	87,189	80,070	66,164
Magic Software [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	549,992	531,415	561,682
Inter-segment revenues	2,528	3,637	5,110
Total revenues	552,520	535,052	566,792
Depreciation and amortization	20,763	20,553	19,804
Segment operating income	61,237	57,108	61,762
Michpal [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	42,960	36,912	37,714
Inter-segment revenues	21		309
Total revenues	42,981	36,912	38,023
Depreciation and amortization	6,843	4,801	4,770
Segment operating income	8,723	6,366	8,117
ZAP Group [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	38,068	45,286	49,893
Inter-segment revenues
Total revenues	38,068	45,286	49,893
Depreciation and amortization	9,224	8,090	7,976
Segment operating income	(4,939)	(3,126)	(1,042)
Other [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	170,315	156,662	133,526
Inter-segment revenues	102	525	360
Total revenues	170,417	157,187	133,886
Depreciation and amortization	8,240	7,950	6,214
Segment operating income	11,449	9,492	8,311
Adjustments [Member]
Schedule of Reporting on Operating Segments [Line Items]
Revenues from external customers	(87,067)	(80,239)	(73,702)
Inter-segment revenues	(10,248)	(7,741)	(10,089)
Total revenues	(97,315)	(87,980)	(83,791)
Depreciation and amortization	(5,894)	(5,582)	(4,794)
Segment operating income	$ (6,490)	$ (6,896)	$ (5,345)